Document and Entity Information	Nov. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2023
Entity Registrant Name	Cabot Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-05667
Entity Tax Identification Number	04-2271897
Entity Address, Address Line One	2 Seaport Lane
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210-2019
City Area Code	617
Local Phone Number	345-0100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000016040
Title of 12(b) Security	Common Stock, $1 par value per share
Trading Symbol	CBT
Security Exchange Name	NYSE